Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Cumulative Effect Period of Adoption Adjustment Retained Earnings	Cumulative Effect Period of Adoption Adjustment Retained Earnings	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Beginning balance (in shares) at Dec. 31, 2016			11,093,489
Beginning balance at Dec. 31, 2016			$ 111	$ 35,453	$ 152,810		$ 188,374
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Stock-based compensation				11,627			11,627
Issuance of restricted stock, net (in shares)			73,936
Issuance of restricted stock, net			$ 1	(1)			0
Common stock dividends					(11,416)		(11,416)
Net income (loss)					20,612		20,612
Unrealized gains on marketable securities, net of tax							0
Ending balance (in shares) at Dec. 31, 2017			11,167,425
Ending balance at Dec. 31, 2017			$ 112	47,079	162,006		209,197
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Stock-based compensation				14,994			14,994
Issuance of restricted stock, net (in shares)			155,874
Issuance of restricted stock, net			$ 1	(777)			(776)
Common stock dividends					(27,842)		(27,842)
Net income (loss)					(15,671)		(15,671)
Issuance of stock in connection with the acquisition of Capella Education Company (in shares)			10,263,775
Issuance of stock in connection with the acquisition of Capella Education Company			$ 103	1,236,858			1,236,961
Filing fee related to new stock issuance				(148)			(148)
Exercise of stock options, net (in shares)			156,424
Exercise of stock options, net			$ 1	8,647			8,648
Unrealized gains on marketable securities, net of tax						$ 32	32
Ending balance (in shares) at Dec. 31, 2018			21,743,498
Ending balance at Dec. 31, 2018	$ (171)	$ (171)	$ 217	1,306,653	118,322	32	1,425,224
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Stock-based compensation				12,033	83		12,116
Issuance of restricted stock, net (in shares)			117,947
Issuance of restricted stock, net			$ 1	(7,473)			(7,472)
Common stock dividends					(46,724)		(46,724)
Net income (loss)					81,138		81,138
Exercise of stock options, net (in shares)			103,364
Exercise of stock options, net			$ 2	(1,775)			(1,773)
Unrealized gains on marketable securities, net of tax						201	201
Ending balance (in shares) at Dec. 31, 2019			21,964,809
Ending balance at Dec. 31, 2019			$ 220	$ 1,309,438	$ 152,819	$ 233	$ 1,462,710